Income Taxes (Tables)	12 Months Ended
Jul. 02, 2017
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015

Currently payable:
Federal	$228	$18	$9,891
State	3	130	657
Foreign	2,202	1,893	2,164
	2,433	2,041	12,712
Deferred tax provision (benefit)	1,851	3,027	(3,330)
	$4,284	$5,068	$9,382

Difference Between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
U.S. statutory rate	35.0%	34.0%	34.7%
State taxes, net of Federal tax benefit	1.2	1.3	0.7
Foreign subsidiaries	(1.1)	0.6	(1.3)
U.S. taxation on non-U.S. earnings	3.8	—	—
Research and development tax credit	(2.7)	—	—
Non-controlling interest	(9.9)	(9.3)	(4.1)
Other	(0.2)	(0.2)	(2.4)
	26.1%	26.4%	27.6%

Components of Deferred Tax Assets

The components of deferred tax assets were as follows (thousands of dollars):

	July 2, 2017	July 3, 2016
Unrecognized pension and postretirement benefit plan liabilities	$11,191	$14,579
Accrued warranty	925	1,376
Payroll-related accruals	2,605	2,108
Stock-based compensation	1,488	1,258
Inventory reserve	1,249	873
Environmental reserve	484	505
Repair and maintenance supply parts reserve	333	259
Allowance for doubtful accounts	185	185
NOL/credit carry-forwards	1,669	145
Postretirement obligations	(405)	(227)
Accumulated depreciation	(6,034)	(6,135)
Accrued pension obligations	(14,483)	(13,197)
Joint Ventures	808	1,706
Other	241	1,952
	$256	$5,387

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended July 2, 2017 and July 3, 2016 (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016
Unrecognized tax benefits, beginning of year	$441	$437
Gross increases – tax positions in prior years	28	—
Gross decreases – tax positions in prior years	—	(3)
Gross increases – current period tax positions	177	71
Tax years closed	(75)	(64)
Unrecognized tax benefits, end of year	$571	$441